REVENUE AND CONTRACT ASSETS REVENUE AND CONTRACT ASSETS	3 Months Ended
Mar. 31, 2018
Revenue from Contract with Customer [Abstract]
REVENUE AND CONTRACT ASSETS
REVENUE AND CONTRACT ASSETS
Revenue Recognition
Residential Services
The Company derives revenue through monthly charges to residential customers of its pay television, broadband, and telephony services, including installation services. In addition, the Company derives revenue from digital video recorder ("DVR"), video-on-demand ("VOD"), pay‑per‑view, and home shopping commissions which are reflected in "Residential pay TV" revenues. The Company recognizes pay television, broadband, and telephony revenues as the services are provided to a customer on a monthly basis. Revenue from the sale of bundled services at a discounted rate is allocated to each product based on the standalone selling price of each performance obligation within the bundled offer. The standalone selling price requires judgment and is typically determined based on the current prices at which the separate services are sold by the Company. Installation revenue for the Company's residential services is deferred and recognized over the benefit period, which is estimated to be less than one year. The estimated benefit period takes into account both quantitative and qualitative factors including the significance of average installation fees to total recurring revenue per customer.
The Company is assessed non-income related taxes by governmental authorities, including franchising authorities (generally under multi-year agreements), and collects such taxes from its customers.  In instances where the tax is being assessed directly on the Company, amounts paid to the governmental authorities are recorded as programming and other direct costs and amounts received from the customers are recorded as revenue. For the three months ended March 31, 2018 and 2017 the amount of franchise fees and certain other taxes and fees included as a component of revenue aggregated $63,830 and $64,986, respectively.
Business and Wholesale Services
The Company derives revenue from the sale of products and services to both large enterprise and SMB customers, including broadband, telephony, networking, and pay television services reflected in "Business services and wholesale" revenues. The Company's business services also include Ethernet, data transport, and IP-based virtual private networks. The Company also provides managed services to businesses, including hosted telephony services (cloud based SIP-based private branch exchange), managed Wi-Fi, managed desktop and server backup and managed collaboration services including audio and web conferencing. The Company also offers fiber-to-the-tower services to wireless carriers for cell tower backhaul and enable wireline communications service providers to connect to customers that their own networks do not reach. The Company recognizes revenues for these services as the services are provided to a customer on a monthly basis.
Substantially all of our SMB customers are billed monthly and large enterprise customers are billed in accordance with the terms of their contracts which is typically also on a monthly basis. Contracts with large enterprise customers typically range from three to five years. Installation revenue related to our large enterprise customers is deferred and recognized over the average contract term. Installation revenue related to SMB customers is deferred and recognized over the benefit period, which is less than a year. The estimated benefit period for SMB customers takes into account both quantitative and qualitative factors including the significance of average installation fees to total recurring revenue per customer.
Advertising
As part of the agreements under which the Company acquires pay television programming, the Company typically receives an allocation of scheduled advertising time during such programming into which the Company's cable systems can insert commercials. In several of the markets in which the Company operates, it has entered into agreements commonly referred to as interconnects with other cable operators to jointly sell local advertising. In some of these markets, the Company represents the advertising sales efforts of other cable operators; in other markets, other cable operators represent the Company. Advertising revenues are recognized when commercials are aired. Arrangements in which the Company controls the sale of advertising and acts as the principal to the transaction, the Company recognizes revenue earned from the advertising customer on a gross basis and the amount remitted to the distributor as an operating expense. Arrangements in which the Company does not control the sale of advertising and acts as an agent to the transaction, the Company recognizes revenue net of any fee remitted to the distributor.
The Company's advanced advertising businesses provide data-driven, audience-based advertising solutions using advanced analytics tools that provide granular measurement of consumer groups, accurate hyper-local ratings and other insights into target audience behavior not available through traditional sample-based measurement services. Revenue earned from the Company's advanced advertising businesses are recognized when services are provided.
Other
Revenues derived from other sources are recognized when services are provided or events occur.
Contract Assets
Incremental costs incurred in obtaining a contract with a customer are deferred and recorded as a contract asset if the period of benefit is expected to be greater than one year. Sales commissions for enterprise and certain SMB customers are deferred and amortized over the average contract term. For sales commission expenses related to residential and SMB customers with a term of one year or less, the Company is utilizing the practical expedient and is recognizing the costs when incurred.  Cost of fulfilling a contract with a customer are deferred and recorded as a contract asset if they generate or enhance resources of the Company that will be used in satisfying future performance obligations and are expected to be recovered. Installation costs related to residential and SMB customers that are not capitalized as part of the initial deployment of new customer premise equipment are expensed as incurred pursuant to industry-specific guidance.
The following table provides information about contracts assets and contract liabilities related to contracts with customers:

	March 31, 2018	December 31, 2017, as adjusted
Contract assets (a)	$23,682	$24,329
Deferred revenue (b)	129,560	117,679

(a)	Contract assets include primarily sales commissions for enterprise customers that are deferred and amortized over the average contract term.

(b)
Deferred revenue represents payments received from customers for services that have yet to be provided and installation revenue which is deferred and recognized over the benefit period. The majority of the Company's deferred revenue represents payments for services for up to one month in advance from residential and SMB customers which is realized within the following month as services are performed.

A significant portion of our revenue is derived from residential and SMB customer contracts which are month-to month. As such, the amount of revenue related to unsatisfied performance obligations is not necessarily indicative of the future revenue to be recognized from our existing customer base. Contracts with enterprise customers generally range from three to five years, and services may only be terminated in accordance with the contractual terms.